Document and Entity Information	12 Months Ended
Mar. 31, 2021
Document and Entity Information [Abstract]
Entity Registrant Name	VODAFONE GROUP PUBLIC LTD CO
Entity Central Index Key	0000839923
Document Type	6-K
Document Period End Date	Mar. 31, 2021
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY